PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property and equipment
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets		Total

As of January 1, 2019	3,937	202	393	329	2,023		6,884

Additions	80	—	8	1,453	299	*	1,840	*
Disposals	(36)	(1)	(6)	(7)	(35)		(85)
Depreciation charge for the year	(1,032)	(33)	(139)	—	(448)		(1,652)
Impairment	(30)	(1)	(3)	(17)	—		(51)
Transfers	1,210	29	131	(1,370)	—		—
Translation adjustment	177	20	33	28	146		404

As of December 31, 2019	4,306	216	417	416	1,985		7,340

Additions	47	2	32	1,626	446		2,153
Disposals	(50)	(5)	(10)	(12)	(14)		(91)
Depreciation charge for the year	(1,009)	(28)	(123)	—	(416)		(1,576)
Impairment	(28)	(1)	(2)	(7)	(5)		(43)
Transfers	1,282	5	111	(1,396)	(2)		—
Translation adjustment	(498)	(30)	(57)	(59)	(260)		(904)

As of December 31, 2020	4,050	159	368	568	1,734		6,879
Cost	10,893	377	1,330	687	2,526		15,813
Accumulated depreciation and impairment	(6,843)	(218)	(962)	(119)	(792)		(8,934)

* Prior year comparatives have been re-presented to conform with current year presentation.

Schedule of movements in net book value of right-of-use assets
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2019	1,601	415	7	2,023

Additions	236	63	—	299
Disposals	(27)	(6)	(2)	(35)
Depreciation charge for the year	(306)	(140)	(2)	(448)
Impairment	—	—	—	—
Transfers	18	(18)	—	—
Translation adjustment	116	30	—	146

As of December 31, 2019	1,638	344	3	1,985

Additions	339	102	5	446
Disposals	(14)	—	—	(14)
Depreciation charge for the year	(309)	(105)	(2)	(416)
Impairment	(1)	(4)	—	(5)
Transfers	—	(2)	—	(2)
Translation adjustment	(217)	(42)	(1)	(260)

As of December 31, 2020	1,436	293	5	1,734
Cost	2,021	496	9	2,526
Accumulated depreciation and impairment	(585)	(203)	(4)	(792)

Schedule of capital commitments for the future purchase of equipment
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2020	2019

Less than 1 year	747	677
Between 1 and 5 years	19	19

Total commitments	766	696
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2020	2019

Less than 1 year	31	77
Between 1 and 5 years	—	5

Total commitments	31	82

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful of life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years